Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Summary Of Detailed Information About Cash And Cash Equivalents

	December 31, 2021	December 31, 2020
	S$’000	S$’000
Cash on hand	18	15
Cash at bank	290,597	48,104
Fixed deposits	22,532	11,688

	313,147	59,807